UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10521

Name of Fund: BlackRock Corporate High Yield Fund V, Inc. (HYV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund V, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Par
		(000)	Value
Asset-Backed Securities
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23	USD	1,614	$1,694,601
Total Asset-Backed Securities – 0.4%			1,694,601

	Shares
Common Stocks
Auto Components — 2.8%
Delphi Automotive Plc (a)	25,885	751,450
Delphi Automotive Plc (a)	360,536	10,466,352
		11,217,802
Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)	10,590	126,233
Capital Markets — 0.2%
E*Trade Financial Corp. (a)	109,400	928,806
Chemicals — 0.2%
CF Industries Holdings, Inc.	3,230	552,201
Huntsman Corp.	20,750	265,600
		817,801
Commercial Banks — 0.3%
CIT Group, Inc. (a)	32,820	1,122,116
Communications Equipment — 0.3%
Loral Space & Communications Ltd.	19,132	1,153,659
Diversified Financial Services — 0.7%
Kcad Holdings I Ltd.	330,305,058	2,618,328
Diversified Telecommunication Services — 0.1%
Level 3 Communications, Inc. (a)	22,720	482,346
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	109,685	406
Energy Equipment & Services — 1.2%
Laricina Energy Ltd. (a)	70,588	2,904,575
Osum Oil Sands Corp. (a)	120,000	1,452,292
Transocean Ltd.	12,800	522,624
		4,879,491
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)	1,854	93
Travelport Worldwide Ltd.	113,632	56,816
		56,909
Media — 1.7%
Belo Corp., Class A	32,921	190,283
Charter Communications, Inc. (a)	98,748	6,191,499
Clear Channel Outdoor Holdings, Inc., Class A (a)	14,202	89,473

	Shares	Value
Common Stocks
Media (concluded)
DISH Network Corp., Class A	8,770	$245,911
		6,717,166
Metals & Mining — 0.1%
African Minerals Ltd. (a)	65,551	380,769
Oil, Gas & Consumable Fuels — 0.1%
African Petroleum Corp. Ltd (a)	155,500	212,061
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (a)	181,600	214,505
Ainsworth Lumber Co. Ltd. (a)(b)	208,741	246,564
Western Forest Products, Inc. (a)	74,889	60,181
Western Forest Products, Inc. (a)	74,936	60,219
		581,469
Road & Rail — 0.2%
Dollar Thrifty Automotive Group, Inc. (a)	8,900	726,062
Semiconductors & Semiconductor Equipment — 0.3%
Spansion, Inc., Class A (a)	94,583	1,021,496
SunPower Corp. (a)	200	1,002
		1,022,498
Software — 0.0%
Bankruptcy Management Solutions, Inc. (a)	737	22
HMH Holdings/EduMedia (a)	133,690	1,337
		1,359
Total Common Stocks – 8.3%		33,045,281

		Par
		(000)
Corporate Bonds
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	USD	340	351,900
7.13%, 3/15/21		480	498,000
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		1,244	1,318,640
			2,168,540
Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		915	942,728
Series 2, 12.38%, 8/16/15		925	953,306
			1,896,034
Airlines — 1.9%
Continental Airlines, Inc.:
Series 1997-4, Class B, 6.90%, 7/02/18		50	49,590

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Par
		(000)	Value
Corporate Bonds
Airlines (concluded)
Continental Airlines, Inc. (concluded):
Series 2010-1, Class B, 6.00%, 7/12/20	USD	672	$673,337
Delta Air Lines, Inc.:
Series 2002-1, Class G-1, 6.72%, 1/02/23		905	959,731
Series 2009-1, Class B, 9.75%, 6/17/18		277	296,081
Series 2010-1, Class B, 6.38%, 7/02/17		800	800,000
United Air Lines, Inc., 12.75%, 7/15/12		2,838	2,866,593
US Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		1,004	1,033,691
Series 2012-1, Class C, 9.13%, 10/01/15		670	670,000
			7,349,023
Auto Components — 2.2%
Baker Corp. International, Inc., 8.25%, 6/01/19 (b)		310	310,000
Dana Holding Corp., 6.75%, 2/15/21		660	706,200
Delphi Corp., 6.13%, 5/15/21		260	276,900
Icahn Enterprises LP, 8.00%, 1/15/18		4,815	5,097,881
IDQ Holdings, Inc., 11.50%, 4/01/17 (b)		585	611,325
International Automotive Components Group SL, 9.13%, 6/01/18 (b)		70	63,175
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	712	1,076,485
Titan International, Inc., 7.88%, 10/01/17	USD	685	708,975
			8,850,941
Beverages — 0.3%
Crown European Holdings SA:
7.13%, 8/15/18 (b)	EUR	447	590,024
7.13%, 8/15/18		396	522,706
Refresco Group BV, 7.38%, 5/15/18		107	117,752
			1,230,482
Biotechnology — 0.1%
QHP Royalty Sub LLC, 10.25%, 3/15/15 (b)	USD	243	244,171
Building Products — 0.7%
Building Materials Corp. of America (b):
7.00%, 2/15/20		810	850,500
6.75%, 5/01/21		1,410	1,441,725
Momentive Performance Materials, Inc., 11.50%, 12/01/16		710	532,500
			2,824,725

		Par
		(000)	Value
Corporate Bonds
Capital Markets — 1.1%
American Capital Ltd., 7.96%, 12/31/13	USD	1,040	$1,042,922
E*Trade Financial Corp.:
12.50%, 11/30/17		1,575	1,807,313
2.36%, 8/31/19 (b)(c)(d)		356	300,375
KKR Group Finance Co., 6.38%, 9/29/20 (b)		970	1,044,039
			4,194,649
Chemicals — 4.1%
American Pacific Corp., 9.00%, 2/01/15		1,300	1,293,500
Ashland, Inc., 9.13%, 6/01/17		40	43,900
Basell Finance Co. BV, 8.10%, 3/15/27 (b)		735	867,300
Celanese US Holdings LLC, 5.88%, 6/15/21		2,640	2,752,200
Chemtura Corp., 7.88%, 9/01/18		455	472,063
Hexion US Finance Corp.:
6.63%, 4/15/20 (b)		790	799,875
9.00%, 11/15/20		460	401,350
Huntsman International LLC, 8.63%, 3/15/21		250	280,000
Ineos Finance Plc (b):
8.38%, 2/15/19		1,265	1,299,787
7.50%, 5/01/20		650	643,500
Ineos Group Holdings Plc, 8.50%, 2/15/16 (b)		220	198,550
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	561	688,613
Kraton Polymers LLC, 6.75%, 3/01/19	USD	185	189,625
LyondellBasell Industries NV, 5.75%, 4/15/24 (b)		4,055	4,156,375
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)		275	264,000
PolyOne Corp., 7.38%, 9/15/20		320	337,600
Solutia, Inc., 7.88%, 3/15/20		910	1,064,700
TPC Group LLC, 8.25%, 10/01/17		495	519,750
			16,272,688
Commercial Banks — 1.6%
CIT Group, Inc.:
7.00%, 5/02/16 (b)		4,218	4,212,728
5.25%, 3/15/18		830	817,550
5.50%, 2/15/19 (b)		790	768,275
6.00%, 4/01/36		810	728,113
Glitnir Banki HF, 6.38%, 9/25/12 (a)(b)(e)		1,005	—
			6,526,666
Commercial Services & Supplies — 2.2%
ARAMARK Corp., 8.50%, 2/01/15		530	542,593
ARAMARK Holdings Corp., 8.63%, 5/01/16 (b)(f)		650	664,632
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		800	805,712

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Par
		(000)	Value
Corporate Bonds
Commercial Services & Supplies (concluded)
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	USD	236	$243,934
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		38	36,480
Casella Waste Systems, Inc., 7.75%, 2/15/19		969	949,620
Clean Harbors, Inc., 7.63%, 8/15/16		540	564,300
Covanta Holding Corp., 6.38%, 10/01/22		940	974,666
Iron Mountain, Inc., 7.75%, 10/01/19		500	532,500
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (b)		670	688,425
Mobile Mini, Inc., 7.88%, 12/01/20		545	572,250
RSC Equipment Rental, Inc., 8.25%, 2/01/21		1,287	1,361,002
Verisure Holding AB:
8.75%, 9/01/18	EUR	274	317,626
8.75%, 12/01/18		134	138,352
West Corp., 8.63%, 10/01/18	USD	205	213,713
			8,605,805
Communications Equipment — 1.0%
Avaya, Inc., 9.75%, 11/01/15		1,110	915,750
Consolidated Communications Finance Co., 10.88%, 6/01/20 (b)		960	960,000
Frontier Communications Corp., 6.25%, 1/15/13		1,330	1,359,925
Hughes Satellite Systems Corp., 6.50%, 6/15/19		550	558,250
			3,793,925
Computers & Peripherals — 0.1%
SanDisk Corp., 1.50%, 8/15/17 (d)		330	328,350
Construction & Engineering — 0.2%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)		275	283,937
URS Corp., 5.00%, 4/01/22 (b)		520	514,779
			798,716
Construction Materials — 1.2%
HD Supply, Inc. (b):
8.13%, 4/15/19		1,950	2,032,875
11.00%, 4/15/20		2,050	2,116,625
Xefin Lux SCA:
8.00%, 6/01/18 (b)	EUR	376	425,406
8.00%, 6/01/18		315	356,390
			4,931,296
Consumer Finance — 0.9%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	660	709,500

		Par
		(000)	Value
Corporate Bonds
Consumer Finance (concluded)
Ford Motor Credit Co. LLC:
7.80%, 6/01/12	USD	300	$300,000
7.00%, 4/15/15		770	864,325
12.00%, 5/15/15		1,090	1,376,125
6.63%, 8/15/17		193	224,100
Springleaf Finance (FKA AGFS Funding Co.), 6.90%, 12/15/17		155	121,675
			3,595,725
Containers & Packaging — 1.5%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17 (b)	EUR	600	764,157
7.38%, 10/15/17		100	127,360
9.13%, 10/15/20 (b)	USD	590	607,700
9.13%, 10/15/20 (b)		210	218,400
Berry Plastics Corp.:
4.34%, 9/15/14 (g)		445	435,544
8.25%, 11/15/15		175	185,063
9.50%, 5/15/18		320	328,000
9.75%, 1/15/21		460	478,400
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	790	859,615
GCL Holdings SCA, 9.38%, 4/15/18 (b)		394	438,463
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	550	606,375
OI European Group BV, 6.88%, 3/31/17	EUR	233	297,468
Sealed Air Corp., 8.38%, 9/15/21 (b)	USD	375	412,500
Tekni-Plex, Inc., 9.75%, 6/01/19 (b)		265	263,012
			6,022,057
Diversified Consumer Services — 1.5%
Service Corp. International, 7.00%, 6/15/17		4,425	4,922,812
ServiceMaster Co., 8.00%, 2/15/20		970	1,017,288
			5,940,100

Diversified Financial Services — 4.5%
Ally Financial, Inc.:
7.50%, 12/31/13		460	487,600
8.30%, 2/12/15		0.00	0.00
7.50%, 9/15/20		0.00	0.00
8.00%, 11/01/31		4,395	4,944,375
8.00%, 11/01/31		920	1,028,251
Boparan Holdings Ltd. (b):
9.75%, 4/30/18	EUR	155	189,741
9.88%, 4/30/18	GBP	210	313,942
CNG Holdings, Inc., 9.38%, 5/15/20 (b)	USD	450	452,250
DPL, Inc., 7.25%, 10/15/21 (b)		1,725	1,875,937
General Motors Financial Co., Inc., 6.75%, 6/01/18		460	493,843

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Par
		(000)	Value
Corporate Bonds
Diversified Financial Services (concluded)
Lehman Brothers Holdings, Inc. (a)(e):
5.38%, 10/17/12	EUR	200	$60,589
5.75%, 5/17/13	USD	915	209,306
4.75%, 1/16/14	EUR	1,130	342,325
1.00%, 2/05/14		2,350	726,444
8.80%, 3/01/15	USD	255	58,331
Leucadia National Corp., 8.13%, 9/15/15		1,148	1,282,890
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16	EUR	152	193,117
7.75%, 10/15/16		295	374,799
7.13%, 4/15/19 (b)	USD	365	375,038
9.00%, 4/15/19 (b)		140	134,400
7.88%, 8/15/19 (b)		690	729,675
9.88%, 8/15/19 (b)		1,975	1,970,062
6.88%, 2/15/21 (b)		220	223,300
8.50%, 2/15/21 (b)		195	180,863
WMG Acquisition Corp.:
9.50%, 6/15/16 (b)		180	192,150
11.50%, 10/01/18		865	921,225
			17,760,453
Diversified Telecommunication Services — 1.7%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,530	1,178,100
ITC Deltacom, Inc., 10.50%, 4/01/16		420	442,050
Level 3 Financing, Inc.:
8.13%, 7/01/19		2,429	2,429,000
8.63%, 7/15/20 (b)		1,410	1,438,200
Windstream Corp.:
8.13%, 8/01/13		510	536,775
7.88%, 11/01/17		630	670,950
			6,695,075
Electric Utilities — 0.8%
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	2,450	2,999,132
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC/CDW Finance Corp., 8.50%, 4/01/19	USD	315	323,663
Elster Finance BV, 6.25%, 4/15/18 (b)	EUR	165	210,653
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	350	406,000
NXP BV/NXP Funding LLC, 9.75%, 8/01/18 (b)		300	338,250
			1,278,566

Energy Equipment & Services — 3.3%
Antero Resources Finance Corp., 7.25%, 8/01/19 (b)		245	248,062
Atwood Oceanics, Inc., 6.50%, 2/01/20		205	212,175
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		585	549,900

		Par
		(000)	Value
Corporate Bonds
Energy Equipment & Services (concluded)
Compagnie Générale de Géophysique Veritas:
7.75%, 5/15/17	USD	365	$375,950
6.50%, 6/01/21		1,855	1,817,900
Forbes Energy Services Ltd., 9.00%, 6/15/19		540	500,850
Frac Tech Services LLC, 8.13%, 11/15/18 (b)		2,595	2,569,050
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (b)		230	231,150
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20 (b)		465	455,700
Key Energy Services, Inc., 6.75%, 3/01/21		665	667,494
MEG Energy Corp., 6.50%, 3/15/21 (b)		1,790	1,825,800
Oil States International, Inc., 6.50%, 6/01/19		470	485,275
Peabody Energy Corp.:
6.25%, 11/15/21 (b)		2,060	2,054,850
7.88%, 11/01/26		555	574,425
Precision Drilling Corp.:
6.63%, 11/15/20		230	233,450
6.50%, 12/15/21		440	443,300
			13,245,331
Food & Staples Retailing — 0.2%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	205	257,496
Rite Aid Corp., 9.25%, 3/15/20 (b)	USD	555	531,413
			788,909

Food Products — 0.3%
Darling International, Inc., 8.50%, 12/15/18		170	189,763
Del Monte Corp., 7.63%, 2/15/19		515	499,550
Post Holdings, Inc., 7.38%, 2/15/22 (b)		335	340,862
			1,030,175
Health Care Equipment & Supplies — 2.2%
Biomet, Inc.:
10.00%, 10/15/17		285	303,169
10.38%, 10/15/17 (f)		4,120	4,385,225
DJO Finance LLC:
10.88%, 11/15/14		766	779,405
8.75%, 3/15/18 (b)		665	668,325
7.75%, 4/15/18		155	125,162
Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/22 (b)		965	960,175
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (b)		308	321,090
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		800	914,000

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2012	4

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Par
		(000)	Value
Corporate Bonds
Health Care Equipment & Supplies (concluded)
Teleflex, Inc., 6.88%, 6/01/19	USD	435	$461,100
			8,917,651
Health Care Providers & Services — 5.8%
Aviv Healthcare Properties LP:
7.75%, 2/15/19		615	639,600
7.75%, 2/15/19 (b)		230	236,900
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	694	875,294
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	547	800,885
HCA, Inc.:
8.50%, 4/15/19	USD	200	220,750
6.50%, 2/15/20		2,950	3,115,937
7.88%, 2/15/20		135	148,163
7.25%, 9/15/20		3,840	4,185,600
5.88%, 3/15/22		405	401,962
IASIS Healthcare LLC, 8.38%, 5/15/19		2,340	2,199,600
INC Research LLC, 11.50%, 7/15/19 (b)		605	572,481
inVentiv Health, Inc., 10.00%, 8/15/18 (b)		195	164,775
Omnicare, Inc., 7.75%, 6/01/20		1,460	1,602,350
PSS World Medical, Inc., 6.38%, 3/01/22 (b)		425	429,250
Symbion, Inc., 8.00%, 6/15/16		510	497,250
Tenet Healthcare Corp.:
10.00%, 5/01/18		477	543,780
6.25%, 11/01/18 (b)		485	489,850
8.88%, 7/01/19		4,330	4,817,125
United Surgical Partners International, Inc., 9.00%, 4/01/20 (b)		430	446,125
Vanguard Health Holding Co. II LLC, 7.75%, 2/01/19 (b)		685	671,300
			23,058,977
Health Care Technology — 1.0%
IMS Health, Inc., 12.50%, 3/01/18 (b)		3,550	4,153,500
Hotels, Restaurants & Leisure — 4.1%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18 (b)		425	425,000
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		1,720	1,827,500
10.00%, 12/15/18		5,762	3,889,350
Caesars Operating Escrow LLC., 8.50%, 2/15/20 (b)		650	647,563
Carlson Wagonlit BV, 6.88%, 6/15/19 (b)		485	482,575
Diamond Resorts Corp., 12.00%, 8/15/18		1,770	1,907,175

		Par
		(000)	Value
Corporate Bonds
Hotels, Restaurants & Leisure (concluded)
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)	USD	200	$187,500
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	477	561,656
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	345	416,994
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)	USD	433	394,030
MGM Resorts International:
10.38%, 5/15/14		295	331,875
4.25%, 4/15/15 (d)		1,180	1,166,725
11.13%, 11/15/17		2,085	2,335,200
Travelport LLC:
5.09%, 9/01/14 (g)		245	154,963
9.88%, 9/01/14		55	38,363
9.00%, 3/01/16		180	116,100
6.47%, 12/01/16 (b)(f)		609	440,041
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(e)		475	—
Wynn Las Vegas LLC, 5.38%, 3/15/22 (b)		910	881,562
			16,204,172
Household Durables — 1.9%
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,960	2,111,900
Jarden Corp., 7.50%, 1/15/20	EUR	447	562,665
Libbey Glass, Inc., 6.88%, 5/15/20 (b)	USD	370	370,925
Ryland Group, Inc., 6.63%, 5/01/20		500	502,500
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	446	522,526
Standard Pacific Corp.:
10.75%, 9/15/16	USD	2,210	2,580,175
8.38%, 1/15/21		825	882,750
			7,533,441
Household Products — 0.5%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	220	259,789
Spectrum Brands Holdings, Inc.:
9.50%, 6/15/18 (b)	USD	865	955,825
9.50%, 6/15/18		530	585,650
			1,801,264
Independent Power Producers & Energy Traders — 2.9%
AES Corp., 7.38%, 7/01/21 (b)		405	437,400
Calpine Corp. (b):
7.25%, 10/15/17		265	279,575
7.50%, 2/15/21		150	156,750
7.88%, 1/15/23		285	301,388
Energy Future Holdings Corp., 10.00%, 1/15/20		2,790	2,964,375
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20		3,998	4,307,845

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Par
		(000)	Value
Corporate Bonds
Independent Power Producers & Energy Traders (concluded)
Energy Future Intermediate Holding Co. LLC (concluded):
11.75%, 3/01/22 (b)	USD	1,260	$1,285,200
Laredo Petroleum, Inc.:
9.50%, 2/15/19		755	838,050
7.38%, 5/01/22 (b)		635	649,287
QEP Resources, Inc., 5.38%, 10/01/22		488	477,020
			11,696,890
Industrial Conglomerates — 2.5%
Sequa Corp. (b):
11.75%, 12/01/15		3,550	3,767,437
13.50%, 12/01/15		5,797	6,151,830
			9,919,267
Insurance — 1.0%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)(h)		2,500	2,593,750
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)		543	575,580
Genworth Financial, Inc., 7.63%, 9/24/21		630	611,389
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		375	322,500
			4,103,219
IT Services — 2.3%
Alliance Data Systems Corp., 6.38%, 4/01/20 (b)		540	537,300
Epicor Software Corp., 8.63%, 5/01/19		820	822,050
First Data Corp.:
7.38%, 6/15/19 (b)		2,230	2,230,000
8.88%, 8/15/20 (b)		795	848,663
8.25%, 1/15/21 (b)		890	863,300
12.63%, 1/15/21		2,415	2,276,137
SunGard Data Systems, Inc.:
7.38%, 11/15/18		810	824,175
7.63%, 11/15/20		880	902,000
			9,303,625
Machinery — 1.2%
SPX Corp., 6.88%, 9/01/17		260	283,400
UR Financing Escrow Corp. (b):
5.75%, 7/15/18		379	385,632
7.38%, 5/15/20		655	671,375
7.63%, 4/15/22		3,206	3,278,135
			4,618,542
Media — 14.0%
Affinion Group, Inc., 7.88%, 12/15/18		1,200	1,014,000
AMC Networks, Inc., 7.75%, 7/15/21 (b)		330	366,300
CCH II LLC, 13.50%, 11/30/16		2,549	2,854,916
CCO Holdings LLC:
7.38%, 6/01/20		390	417,300

		Par
		(000)	Value
Corporate Bonds
Media (continued)
CCO Holdings LLC (concluded):
6.50%, 4/30/21	USD	744	$760,740
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (b)		1,680	1,675,800
Checkout Holding Corp., 7.63%, 11/15/15 (b)(c)		995	388,050
Cinemark USA, Inc., 8.63%, 6/15/19		375	407,813
Clear Channel Communications, Inc., 9.00%, 3/01/21		815	700,900
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		2,201	2,355,070
7.63%, 3/15/20 (b)		2,937	2,804,835
Series B, 9.25%, 12/15/17		7,938	8,533,350
Cox Enterprises, Inc. (b):
Loan Close 2, 4.00%, 8/15/18		1,028	1,035,035
Loan Close 3, 4.00%, 8/15/18		1,175	1,183,342
Shares Loan, 4.00%, 8/15/18		1,212	1,220,442
CSC Holdings LLC, 8.50%, 4/15/14		580	638,725
DISH DBS Corp., 5.88%, 7/15/22 (b)		920	897,000
Gray Television, Inc., 10.50%, 6/29/15		525	540,750
Harron Communications LP, 9.13%, 4/01/20 (b)		470	492,325
Intelsat Jackson Holdings SA:
11.25%, 6/15/16		1,302	1,358,962
7.25%, 10/15/20 (b)		1,340	1,329,950
Intelsat Luxemburg SA:
11.25%, 2/04/17		910	894,075
11.50%, 2/04/17 (f)		2,025	1,989,562
Interactive Data Corp., 10.25%, 8/01/18		1,990	2,203,925
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		500	563,750
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)	EUR	505	649,410
Lamar Media Corp., 5.88%, 2/01/22 (b)	USD	210	211,313
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		1,130	1,179,437
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		825	899,250
Nielsen Finance LLC:
11.63%, 2/01/14		91	103,399
7.75%, 10/15/18		3,340	3,590,500
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	308	453,329
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	745	640,700
Truven Health Analytics, Inc., 10.63%, 6/01/20 (b)(i)		760	748,600
Unitymedia GmbH:
9.63%, 12/01/19	EUR	235	306,559

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Par
		(000)	Value
Corporate Bonds
Media (concluded)
Unitymedia GmbH (concluded):
9.63%, 12/01/19 (b)	EUR	845	$1,102,309
9.50%, 3/15/21		518	669,330
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH):
8.13%, 12/01/17 (b)	USD	935	986,425
8.13%, 12/01/17 (b)	EUR	662	859,492
7.50%, 3/15/19		988	1,243,042
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	640	691,200
UPCB Finance II Ltd.:
6.38%, 7/01/20 (b)	EUR	1,218	1,449,580
6.38%, 7/01/20		514	611,728
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	424	692,677
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	583	771,341
Ziggo Finance BV, 6.13%, 11/15/17 (b)		975	1,265,867
			55,752,405
Metals & Mining — 3.8%
Eco-Bat Finance Plc, 7.75%, 2/15/17		585	698,035
FMG Resources August 2006 Property Ltd. (b):
6.88%, 2/01/18	USD	540	530,550
6.88%, 4/01/22		745	717,063
Global Brass and Copper, Inc., 9.50%, 6/01/19 (b)(i)		445	449,450
Goldcorp, Inc., 2.00%, 8/01/14 (d)		1,575	1,765,969
Kaiser Aluminum Corp., 8.25%, 6/01/20 (b)		330	331,650
New Gold, Inc., 7.00%, 4/15/20 (b)		225	229,500
New World Resources NV, 7.88%, 5/01/18	EUR	990	1,129,265
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (d)	USD	2,170	2,701,650
Novelis, Inc., 8.75%, 12/15/20		4,920	5,202,900
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	470	557,909
Taseko Mines Ltd., 7.75%, 4/15/19	USD	605	574,750
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		415	358,975
			15,247,666
Multiline Retail — 1.7%
Dollar General Corp., 11.88%, 7/15/17 (g) (f)		6,421	6,870,534
Oil, Gas & Consumable Fuels — 11.2%
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (d)		410	345,425

		Par
		(000)	Value
Corporate Bonds
Oil, Gas & Consumable Fuels (continued)
Alpha Natural Resources, Inc.:
6.00%, 6/01/19	USD	195	$174,525
6.25%, 6/01/21		660	587,400
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (b)		660	689,700
Berry Petroleum Co., 6.38%, 9/15/22		605	617,100
BreitBurn Energy Partners LP, 7.88%, 4/15/22 (b)		375	367,500
CCS, Inc., 11.00%, 11/15/15 (b)		840	869,400
Chaparral Energy, Inc., 7.63%, 11/15/22 (b)		325	332,312
Chesapeake Energy Corp.:
6.63%, 8/15/20		285	267,900
6.88%, 11/15/20		260	246,350
6.13%, 2/15/21		885	831,900
Chesapeake Midstream Partners LP, 6.13%, 7/15/22		405	384,750
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (b)		10	8,650
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		172	183,180
Concho Resources, Inc.:
7.00%, 1/15/21		245	262,762
6.50%, 1/15/22		160	167,200
5.50%, 10/01/22		700	687,750
Consol Energy, Inc., 8.25%, 4/01/20		2,895	2,895,000
Continental Resources, Inc., 7.13%, 4/01/21		545	599,500
Copano Energy LLC, 7.13%, 4/01/21		495	509,850
Crosstex Energy LP:
8.88%, 2/15/18		265	278,250
7.13%, 6/01/22 (b)		225	223,313
Crown Oil Partners IV LP, 15.00%, 3/07/15		878	877,645
Denbury Resources, Inc., 8.25%, 2/15/20		65	70,200
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		825	886,875
7.75%, 6/15/19		1,330	1,343,300
EV Energy Partners LP, 8.00%, 4/15/19		215	217,150
Everest Acquisition LLC/Everest Acquisition Finance, Inc. (b):
6.88%, 5/01/19		580	594,500
9.38%, 5/01/20		440	451,000
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		1,115	1,165,175
Holly Energy Partners LP, 6.50%, 3/01/20 (b)		230	228,850
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (b)		615	633,450
Linn Energy LLC:
6.50%, 5/15/19 (b)		145	140,650

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Par
		(000)	Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
Linn Energy LLC (concluded):
6.25%, 11/01/19 (b)	USD	3,010	$2,867,025
8.63%, 4/15/20		330	349,800
7.75%, 2/01/21		305	311,862
MarkWest Energy Partners LP:
6.75%, 11/01/20		75	79,688
6.25%, 6/15/22		120	123,000
Newfield Exploration Co., 6.88%, 2/01/20		1,150	1,219,000
Northern Oil and Gas, Inc., 8.00%, 6/01/20 (b)		460	457,700
Oasis Petroleum, Inc.:
7.25%, 2/01/19		480	494,400
6.50%, 11/01/21		430	430,000
Offshore Group Investments Ltd., 11.50%, 8/01/15 (b)		1,595	1,698,675
OGX Petroleo e Gas Participacoes SA (b):
8.50%, 6/01/18		5,950	5,726,875
8.38%, 4/01/22		1,035	980,662
PBF Holding Co. LLC, 8.25%, 2/15/20 (b)		435	417,600
PetroBakken Energy Ltd., 8.63%, 2/01/20 (b)		1,775	1,801,625
Petrohawk Energy Corp., 7.25%, 8/15/18		470	535,669
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		650	672,750
Pioneer Natural Resources Co.:
6.88%, 5/01/18		680	800,268
7.50%, 1/15/20		215	265,855
Plains Exploration & Production Co.:
6.63%, 5/01/21		865	852,025
6.75%, 2/01/22		80	79,200
Range Resources Corp.:
8.00%, 5/15/19		515	561,350
5.75%, 6/01/21		1,445	1,488,350
5.00%, 8/15/22		644	618,240
Samson Investment Co., 9.75%, 2/15/20 (b)		1,015	1,009,925
SandRidge Energy, Inc.:
7.50%, 3/15/21		375	363,750
8.13%, 10/15/22 (b)		375	369,375
SESI LLC:
6.38%, 5/01/19		480	504,000
7.13%, 12/15/21 (b)		345	376,050
SM Energy Co.:
6.63%, 2/15/19		195	200,850
6.50%, 11/15/21		390	398,775
Vanguard Natural Resources, 7.88%, 4/01/20		400	395,000
			44,587,856
Paper & Forest Products — 1.5%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(f)		1,816	1,470,656

		Par
		(000)	Value
Corporate Bonds
Paper & Forest Products (concluded)
Boise Paper Holdings LLC:
9.00%, 11/01/17	USD	95	$104,738
8.00%, 4/01/20		180	197,100
Clearwater Paper Corp.:
10.63%, 6/15/16		585	652,275
7.13%, 11/01/18		865	910,412
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		505	501,213
NewPage Corp., 11.38%, 12/31/14 (a)(e)		3,130	1,940,600
			5,776,994
Pharmaceuticals — 0.9%
Capsugel Finance Co. SCA:
9.88%, 8/01/19 (b)	EUR	300	389,498
9.88%, 8/01/19		100	129,833
Pharmaceutical Product Development, Inc., 9.50%, 12/01/19 (b)	USD	620	660,300
Spectrum Brands, Inc., 6.75%, 3/15/20 (b)		385	389,812
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		1,265	1,290,300
6.75%, 8/15/21		840	771,750
			3,631,493
Professional Services — 0.4%
FTI Consulting, Inc., 6.75%, 10/01/20		1,370	1,441,925

Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 6.75%, 6/01/19		2,070	2,075,175
The Rouse Co. LP, 6.75%, 11/09/15		770	804,650
			2,879,825
Real Estate Management & Development — 2.5%
CBRE Services, Inc., 6.63%, 10/15/20		500	532,500
Forest City Enterprises, Inc., 7.63%, 6/01/15		2,300	2,277,000
IVG Immobilien AG, 8.00% (j)	EUR	100	59,352
Realogy Corp.:
11.50%, 4/15/17	USD	575	508,875
12.00%, 4/15/17		145	128,325
7.88%, 2/15/19 (b)		3,455	3,282,250
7.63%, 1/15/20 (b)		750	770,625
9.00%, 1/15/20 (b)		535	535,000
Shea Homes LP, 8.63%, 5/15/19		1,775	1,850,438
			9,944,365
Road & Rail — 1.4%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		190	196,650
Florida East Coast Railway Corp., 8.13%, 2/01/17		610	625,250

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Par
		(000)	Value
Corporate Bonds
Road & Rail (concluded)
The Hertz Corp.:
7.50%, 10/15/18	USD	820	$853,825
6.75%, 4/15/19 (b)		430	439,675
7.38%, 1/15/21		610	639,738
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	277	364,774
8.50%, 7/31/15 (b)		1,975	2,600,824
			5,720,736
Semiconductors & Semiconductor Equipment — 0.2%
Spansion LLC, 7.88%, 11/15/17	USD	850	816,000
Software — 1.1%
Audatex North America, Inc., 6.75%, 6/15/18 (b)		770	793,100
Lawson Software, Inc., 9.38%, 4/01/19 (b)		2,650	2,729,500
Sophia LP, 9.75%, 1/15/19 (b)		645	669,187
			4,191,787
Specialty Retail — 2.8%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		540	580,500
Claire's Stores, Inc., 9.00%, 3/15/19 (b)		940	940,000
Hillman Group, Inc., 10.88%, 6/01/18		790	823,575
House of Fraser Funding Plc:
8.88%, 8/15/18 (b)	GBP	420	563,155
8.88%, 8/15/18		221	296,327
Limited Brands, Inc.:
8.50%, 6/15/19	USD	1,170	1,376,212
5.63%, 2/15/22		235	236,762
Penske Automotive Group, Inc., 7.75%, 12/15/16		1,550	1,604,250
Phones4u Finance Plc, 9.50%, 4/01/18 (b)	GBP	545	730,760
QVC, Inc. (b):
7.13%, 4/15/17	USD	340	360,400
7.50%, 10/01/19		920	1,000,500
7.38%, 10/15/20		440	479,600
Sally Holdings LLC:
6.88%, 11/15/19 (b)		805	857,325
5.75%, 6/01/22		640	647,200
Sonic Automotive, Inc., 9.00%, 3/15/18		550	594,000
Toys 'R' US-Delaware, Inc., 7.38%, 9/01/16 (b)		220	221,650
			11,312,216
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22 (b)		645	640,163
Trading Companies & Distributors — 0.2%
Aircastle Ltd., 6.75%, 4/15/17 (b)		690	683,100

		Par
		(000)	Value
Corporate Bonds
Trading Companies & Distributors (concluded)
Russel Metals, Inc., 6.00%, 4/19/22 (b)	CAD	260	$256,690
			939,790
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)	USD	632	644,640
Wireless Telecommunication Services — 4.6%
Cricket Communications, Inc.:
7.75%, 5/15/16		900	949,500
7.75%, 10/15/20		110	100,650
Digicel Group Ltd. (b):
8.88%, 1/15/15		1,030	1,014,550
9.13%, 1/15/15		2,787	2,745,195
8.25%, 9/01/17		1,650	1,658,250
10.50%, 4/15/18		800	816,000
iPCS, Inc., 2.59%, 5/01/13 (g)		800	784,000
Matterhorn Mobile Holdings SA, 8.25%, 2/15/20	EUR	296	370,579
MetroPCS Wireless, Inc., 6.63%, 11/15/20	USD	1,150	1,112,625
NII Capital Corp., 7.63%, 4/01/21		932	785,210
Sprint Capital Corp., 6.88%, 11/15/28		3,290	2,442,825
Sprint Nextel Corp. (b):
9.00%, 11/15/18		2,870	3,106,775
7.00%, 3/01/20		2,550	2,569,125
			18,455,284
Total Corporate Bonds – 105.5%			419,535,761

Floating Rate Loan Interests (g)
Airlines — 0.2%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17	652	648,317
Auto Components — 0.6%
Federal-Mogul Corp., Term Loan B, 2.18%, 12/29/14	1,795	1,687,594
Schaeffler AG, Term Loan C2, 6.00%, 1/27/17	735	731,325
		2,418,919
Building Products — 0.2%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17	748	754,083
Capital Markets — 0.4%
Nuveen Investments, Inc.:
Incremental Term Loan, 7.25%, 5/13/17	995	992,513
New Second Lien Term Loan, 8.25%, 2/28/19	615	618,653
		1,611,166

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Par
		(000)	Value
Floating Rate Loan Interests (g)
Chemicals — 0.6%
Ineos US Finance LLC, 6 year Term Loan, 6.50%, 5/04/18	USD	1,700	$1,665,082
PQ Corp. (FKA Niagara Acquisition, Inc.), Term Loan B, 3.99%, 7/30/14		348	333,633
Styron Sarl LLC, Term Loan B, 6.00% - 6.75%, 8/02/17		616	549,032
			2,547,747
Commercial Services & Supplies — 0.8%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		691	687,972
Delos Aircraft, Inc., Term Loan B2, 4.75%, 4/12/16		875	873,906
Volume Services America, Inc., Term Loan B, 10.50% - 11.75%, 9/16/16		1,478	1,468,886
			3,030,764
Communications Equipment — 0.1%
Avaya, Inc., Term Loan B1, 3.22%, 10/24/14		374	352,157
Construction & Engineering — 0.8%
Safway Services LLC, Mezzanine Loan, 15.63%, 12/16/17		3,000	3,000,000
Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		1,650	1,656,600
Consumer Finance — 1.7%
Springleaf Finance Corp. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17		7,480	6,897,158
Diversified Consumer Services — 0.1%
Laureate Education, Inc., Extended Term Loan, 5.25%, 8/15/18		214	205,479
ServiceMaster Co.:
Delayed Draw Term Loan, 2.74%, 7/24/14		13	12,195
Term Loan, 2.74% - 2.99%, 7/24/14		126	122,457
			340,131
Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc.:
Term Loan B3, 5.75%, 8/31/18		1,200	1,188,648
Tranche A Term Loan, 2.49% - 2.72%, 3/13/14		750	729,690
			1,918,338
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC (FKA CDW Corp.), Extended Term Loan, 4.00%, 7/14/17		404	386,011

		Par
		(000)	Value
Floating Rate Loan Interests (g)
Energy Equipment & Services — 2.2%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16	USD	2,936	$2,992,473
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		5,373	5,536,105
Tervita Corp., Incremental Term Loan, 6.50%, 10/17/14		404	401,968
			8,930,546
Food & Staples Retailing — 0.1%
US Foods, Inc. (FKA US Foodservice, Inc.), Term Loan B, 2.74%, 7/03/14		244	235,695
Food Products — 0.3%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17		1,300	1,306,903
Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		705	692,282
Hupah Finance Inc., Term Loan B, 6.25%, 1/21/19		1,120	1,123,505
			1,815,787
Health Care Providers & Services — 0.7%
Harden Healthcare LLC:
Term Loan A, 8.50%, 3/02/15		533	521,879
Tranche A Additional Term Loan, 7.75%, 3/02/15		611	599,156
inVentiv Health, Inc., Combined Term Loan, 6.50%, 8/04/16		1,147	1,073,900
Wolverine Healthcare, Term Loan B, 6.75%, 5/12/17		550	541,062
			2,735,997
Hotels, Restaurants & Leisure — 1.3%
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.49%, 1/26/18		300	264,048
Incremental Term Loan B4, 9.50%, 10/31/16		718	722,781
Term Loan B1, 3.24%, 1/28/15		802	731,870
Term Loan B2, 3.24%, 1/28/15		455	414,770
Term Loan B3, 3.24% - 3.47%, 1/28/15		1,425	1,300,686
OSI Restaurant Partners LLC:
Revolver, 2.54% - 2.72%, 6/14/13		14	13,591
Term Loan B, 2.56%, 6/14/14		141	137,421
Sabre, Inc., Non Extended Initial Term Loan, 2.24%, 9/30/14		150	142,532
Station Casinos, Inc., Term Loan B1, 3.24%, 6/17/16		1,285	1,208,264

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Par
		(000)	Value
Floating Rate Loan Interests (g)
Hotels, Restaurants & Leisure (concluded)
Travelport LLC (FKA Travelport, Inc.):
Extended Tranche A Term Loan, 6.47%, 9/28/12	USD	280	$109,303
Extended Tranche B Term Loan, 13.97%, 12/01/16		887	88,684
			5,133,950
Industrial Conglomerates — 0.2%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14		648	646,754
Term Loan, 3.72%, 12/03/14		225	220,606
			867,360
IT Services — 0.3%
Ceridian Corp., Term Loan, 3.24%, 11/10/14		174	164,520
First Data Corp., Extended Term Loan B, 4.24%, 3/23/18		1,160	1,047,933
			1,212,453
Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		965	964,417
Machinery — 0.2%
Rexnord Corp., Term Loan B, 5.00%, 4/02/18		878	872,533
Media — 5.5%
Affinion Group, Inc., Term Loan B, 5.00%, 7/16/15		70	64,272
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 2.49%, 7/03/14		484	436,841
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,406	2,302,492
Cequel Communications LLC, Term Loan B, 4.00%, 2/14/19		740	720,760
Clear Channel Communications, Inc.:
Term Loan B, 3.89%, 1/28/16		3,130	2,434,612
Term Loan C, 3.89%, 1/28/16		558	430,979
EMI Music Publishing Ltd., Term Loan B, 5.50%, 11/14/17		815	809,906
HMH Publishing Co. Ltd., Term Loan, 6.49%, 6/12/14 (a)(e)		1,342	744,206
Intelsat Jackson Holdings SA(FKA Intelsat Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		10,643	10,547,143
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		608	597,815
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		2,150	2,191,667
Univision Communications, Inc., Extended Term Loan, 4.49%, 3/31/17		500	458,190
			21,738,883

		Par
		(000)	Value
Floating Rate Loan Interests (g)
Metals & Mining — 0.2%
Constellium Holding Co. BV, Term Loan B, 9.25%, 5/22/18	USD	630	$614,250
Multiline Retail — 0.4%
HEMA Holding BV, Mezzanine, 8.90%, 7/05/17	EUR	1,425	1,480,008
Oil, Gas & Consumable Fuels — 1.3%
Chesapeake Energy Corp., Unsecured Term Loan, 8.50%, 12/01/17	USD	3,450	3,386,175
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,614	1,614,139
			5,000,314
Paper & Forest Products — 0.5%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13 (a)(e)		900	907,128
Verso Paper Finance Holdings LLC, Term Loan with PIK option, 6.72% - 7.47%, 2/01/13		2,199	1,099,637
			2,006,765
Pharmaceuticals — 0.5%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,481	1,432,369
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18		618	618,561
			2,050,930
Real Estate Investment Trusts (REITs) — 0.7%
iStar Financial, Inc., Term Loan A1, 5.00%, 6/28/13		2,662	2,650,562
Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Letter of Credit Loan, 4.49%, 10/10/16		164	149,178
Extended Term Loan, 4.49%, 10/10/16		1,084	988,356
Stockbridge SBE Holdings LLC, Term Loan B, 13.00%, 5/02/17		275	270,875
			1,408,409
Semiconductors & Semiconductor Equipment — 0.0%
NXP BV, Term Loan A-2, 5.50%, 3/03/17		100	98,191

Software — 0.5%
Lawson Software, Inc., Term Loan B, 6.25%, 4/05/18		1,820	1,816,432
Magic Newco LLC, Second Lien Term Loan, 12.00%, 12/06/19		360	347,699
			2,164,131
Specialty Retail — 0.1%
Claire's Stores, Inc., Term Loan B, 2.99% - 3.22%, 5/29/14		574	533,903

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2012	11

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Par
		(000)	Value
Floating Rate Loan Interests (g)
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18	USD	1,640	$1,593,539
Wireless Telecommunication Services — 1.3%
Crown Castle International Corp., Term Loan B, 4.00%, 1/31/19		344	338,975
Vodafone Americas Finance 2, Inc.:
Term Loan, 6.88%, 8/11/15 (f)		3,046	3,091,386
Term Loan B, 6.25%, 7/11/16		1,908	1,936,430
			5,366,791
Total Floating Rate Loan Interests – 24.2%			96,343,708

Other Interests (k)
	Beneficial Interest
	(000)
Auto Components — 0.0%
Lear Corp. Escrow (a)	790	5,925
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate (a)	4,650	46
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (a)	970	10
Media — 0.0%
Adelphia Escrow (a)	1,250	12
Adelphia Recovery Trust (a)	1,567	157
		169
Total Other Interests – 0.0%		6,150

Par
(000)
Preferred Securities
Capital Trusts
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (g)	1,270	724,243

		Shares	Value
Preferred Stocks
Auto Components — 0.8%
Dana Holding Corp., 4.00% (b)(d)	USD	25,990	$2,975,855
Diversified Financial Services — 1.3%
Ally Financial, Inc., 7.00% (b)		5,940	5,093,179
Media — 0.1%
TRA Global, Inc., 0.00% (a)		420,689	517,447
Real Estate Investment Trusts (REITs) — 0.0%
MPG Office Trust, Inc., Series A, 7.63% (a)		13,326	189,896
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, 7.00% (a)(g)		40,000	86,000
Freddie Mac, 8.38% (a)(g)		108,377	182,073
			268,073
Total Preferred Stocks – 2.3%			9,044,450

Trust Preferreds
Diversified Financial Services — 1.0%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (g)	119,910	2,737,512
RBS Capital Funding Trust VII, 6.08%, 12/31/49 (a)(j)	90,300	1,232,595
Total Trust Preferreds – 1.0%		3,970,107
Total Preferred Securities – 3.5%		13,738,800

Warrants (l)
Containers & Packaging — 0.0%
MDP Acquisitions Plc (Issued/Exercisable 12/31/02, 0.001 Share for 5.19 Warrant, Expires 10/01/13, Strike Price $5.16)	1,100	36,023
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)	52,465	1
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)	819	—
Media — 0.1%
Cumulus Media, Inc. (Issued/Exercisable 9/16/11, 0.01 Share for 1 Warrant, Expires 6/03/30, Strike Price $2.88)	62,894	369,729

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2012	12

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV) (Percentages shown are based on Net Assets)

		Shares	Value
Warrants (l)
Media (concluded)
New Vision Holdings LLC (Expires 9/30/14)	USD	26,189	—
			$369,729
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		491	—
HMH Holdings/EduMedia Issued/Exercisable 3/09/10, 19 Shares for 1 warrant, Expires 3/9/17, strike price 12.26)		20,878	—
			—
Total Warrants – 0.1%			405,753
Total Long-Term Investments
(Cost – $569,892,967) – 142.0%			564,770,054

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (m)(n)	1,202,064	1,202,064
Total Short-Term Securities
(Cost – $1,202,064) – 0.3%		1,202,064

	Contracts
Options Purchased
Exchange-Traded Put Options — 0.1%
SPDR S&P 500 ETF Trust, Strike Price USD 132.00, Expires 6/16/12	1,165	338,433
Total Options Purchased
(Cost – $450,884) – 0.1%		338,433
Total Investments Before Options Written
(Cost – $571,545,914*) – 142.4%		566,310,551

Options Written
Exchange-Traded Put Options — (0.0)%
SPDR S&P 500 ETF Trust, Strike
Price USD 122.00, Expires
6/16/12	1,165	(45,435)

		Notional
		Amount
		(000)	Value
Over-the-Counter Credit Default Put Swaptions — (0.0)%
Sold credit default protection on Dow
Jones CDX North America High
Yield Index Series 18, Strike Price
USD 92, Expires 6/20/12, Broker
Credit Suisse International (o)	USD	1,675 (p)	$(15,287)
Total Options Written
(Premiums Received – $138,099) – 0.0%			(60,722)
Total Investments, Net of Options Written – 142.4%			566,249,829
Liabilities in Excess of Other Assets – (42.4)%			(168,539,542)
Net Assets – 100.0%			$397,710,287

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax cost	$572,469,166
	Gross unrealized appreciation	$22,662,990
	Gross unrealized depreciation	(28,821,605)
	Net unrealized depreciation	$(6,158,615)

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	Convertible security.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)	Variable rate security. Rate shown is as of report date.
(h)	All or a portion of security has been pledged as collateral in connection with swaps.
(i)	When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)
Goldman Sachs & Co.	$449,450	$4,450
JP Morgan Securities	$748,600	$(6,422)

(j)	Security is perpetual in nature and has no stated maturity date.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2012	13

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(m)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,171,689	30,375	1,202,064	$693

(n)	Represents the current yield as of report date.
(o)	Not rated using Standard & Poor’s (“S&P’s”) rating of the underlying securities.
(p)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Financial futures contracts sold as of May 31, 2012 were as follows:

				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Appreciation
139	S&P 500 E Mini-Index	Chicago Mercantile	June 2012	$9,098,940	$141,207

•	Foreign currency exchange contracts as of May 31, 2012 were as follows:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
GBP	80,000	USD	125,037	Royal Bank of Scotland Plc	6/01/12	$(1,741)
USD	111,196	AUD	109,500	Deutsche Bank AG	7/18/12	4,952
USD	5,037,937	CAD	5,031,000	Goldman Sachs International	7/18/12	171,950
USD	262,835	CAD	260,000	UBS AG	7/18/12	11,362
USD	5,716,900	GBP	3,582,500	Goldman Sachs International	7/18/12	196,657
USD	125,002	GBP	80,000	Royal Bank of Scotland Plc	7/18/12	1,731
EUR	220,000	USD	286,778	Citibank NA	7/25/12	(14,661)
EUR	650,000	USD	817,636	Citibank NA	7/25/12	(13,654)
EUR	1,390,000	USD	1,815,525	UBS AG	7/25/12	(96,240)
USD	33,630,300	EUR	25,477,500	Citibank NA	7/25/12	2,117,295
USD	226,533	EUR	175,000	UBS AG	7/25/12	10,076
USD	411,035	EUR	318,000	UBS AG	7/25/12	17,702
Total						$2,405,429

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
DIP	Debtor-In-Possession
EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
ETF	Exchange-Traded Fund
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
LIBOR	London Interbank Offered Rate
SPDR	Standard and Poor's Depositary Receipts
USD	US Dollar

•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2012	14

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$155	$(8,053)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$130	(7,890)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$250	(12,199)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$130	(3,475)
MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	$130	(4,364)
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	$450	34,762
Realogy Corp.	5.00%	Goldman Sachs International	9/20/16	$200	(15,082)
iStar Financial, Inc.	5.00%	Deutsche Bank AG	12/20/16	$350	(30,953)
Israel (State of)	1.00%	Deutsche Bank AG	3/20/17	$335	(2,635)
Israel Government Bond	1.00%	Deutsche Bank AG	3/20/17	$1,000	(8,526)
Total					$(58,415)

•	Credit default swaps on single-name issues - sold protection outstanding as of May 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Air Lease Corp.	5.00%	Goldman Sachs International	2/14/13	Not Rated	$800	$18,973
CIT Group, Inc.	5.00%	Deutsche Bank AG	9/20/15	BB-	$4,700	511,892
ARAMARK Corp.	5.00%	Goldman Sachs International	3/20/16	B	$750	33,537
ARAMARK Corp.	5.00%	Goldman Sachs International	6/20/16	B	$500	21,013
ARAMARK Corp.	5.00%	Goldman Sachs International	6/20/16	B	$500	23,973
ARAMARK Corp.	5.00%	Credit Suisse Securities (USA) LLC	9/20/16	B	$200	14,635
ARAMARK Corp.	5.00%	Goldman Sachs International	9/20/16	B	$450	17,685
ARAMARK Corp.	5.00%	Goldman Sachs International	9/20/16	B	$200	13,936
Bausch & Lomb, Inc.	5.00%	Credit Suisse Securities (USA) LLC	3/20/17	B	$160	10,302
ARAMARK Corp.	5.00%	Deutsche Bank AG	3/20/17	B	$295	4,747
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B-	$690	3,186
Ford Motor Co.	5.00%	Deutsche Bank AG	3/20/17	BB+	$2,200	140,595
Goodyear Tire & Rubber Co.	5.00%	Deutsche Bank AG	6/20/17	B+	$460	(370)
Goodyear Tire & Rubber Co.	5.00%	Goldman Sachs International	6/20/17	B+	$500	(6,390)
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	$2,400	95,037
Level 3 Communications, Inc.	5.00%	Goldman Sachs International	6/20/19	CCC	$1,500	(23,083)
Total						$879,668

[1]	Using S&P’s ratings.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2012	15

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

•	Credit default swaps on traded indexes - sold protection outstanding as of May 31, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[3]	Notional Amount (000)[4]	Unrealized Depreciation
Dow Jones CDX North America High Yield Index Series 18	5.00%	Credit Suisse Securities (USA) LLC	6/20/17	Not Rated	$2,025	$(23,837)
Dow Jones CDX North America High Yield Index Series 18	5.00%	Credit Suisse Securities (USA) LLC	6/20/17	Not Rated	$1,010	(5,563)
Total						$(29,400)

[3]	Using S&P’s ratings of the underlying securities.
[4]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2012	16

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed Securities	—	$1,694,601	—	$1,694,601
Common Stocks	$15,164,790	10,847,143	$7,033,348	33,045,281
Corporate Bonds	—	412,929,233	6,606,528	419,535,761
Floating Rate Loan Interests	—	81,955,844	14,387,864	96,343,708
Other Interests	157	—	5,993	6,150
Preferred Securities	4,428,076	8,793,277	517,447	13,738,800
Warrants	—	405,752	1	405,753
Short-Term Securities	1,202,064	—	—	1,202,064
Total	$20,795,087	$516,625,850	$28,551,181	$565,972,118

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets
Credit contracts	—	$315,184	$629,089	$944,273
Foreign currency exchange contracts	—	2,531,725	—	2,531,725
Equity contracts	$479,640	—	—	479,640
Liabilities
Credit contracts	—	(167,707)	—	(152,420)
Foreign currency exchange contracts	—	(126,296)	—	(126,296)
Equity Contracts	(45,435)			(60,722)
Total	$434,205	$2,552,906	$629,089	$3,616,200

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2012	17

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

Certain of the Fund’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,476,600	—	—	$1,476,600
Cash pledged as collateral for financial futures contracts	311,000	—	—	311,000
Cash pledged as collateral for swaps	400,000	—	—	400,000
Foreign currency	22,275	—	—	22,275
Liabilities:
Cash held as collateral for swaps	(600,000)	—	—	(600,000)
Loan Payable	—	$(179,000,000)	—	(179,000,000)
Total	$1,609,875	$(179,000,000)	—	$(177,390,125)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2012.

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee to determine the fair value of certain of the Fund’s Level 3 investments as of May 31, 2012:

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs[2]
Assets:
Common Stocks	$2,618,328	Market Comparable Companies	EBITDA Multiple	6.3x	6.3x
Preferred Stocks	517,447	Cost With Adjustment	Discount Rate	20%	20%
Corporate Bonds	5,334,853	Market Comparable Companies	Yield	7.00% - 9.67%	8.72%
Floating Rate Loan Interests	1,099,637	Estimated Final Distribution	Probable Outcome	50%	50%
Total[3]	$9,570,265

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Discount Rate	Decrease	Increase
Yield	Decrease	Increase
Probable Outcome	Increase	Decrease

[2]	Unobservable inputs are weighted based on the value of the investments included in the range.
[3]	Does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. See above valuation input table for values of such Level 3 investments. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2012	18

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common	Corporate	Floating	Other	Preferred
	Stock	Bonds	Rate Loans	Interest	Securities	Warrants	Total
Assets:
Opening balance, as of August 31, 2011	$3,390,998	$8,408,570	$14,224,136	$3,097,694	$985,270	$355,505	$30,462,173
Transfers into Level 3[1]	—	—	3,555,472	—	—	—	3,555,472
Transfers out of Level 3[1]	—	—	(2,219,875)	—	—	(355,229)	(2,575,104)
Accrued discounts/premium		4,620	137,118	—	—	—	141,738
Net realized gain (loss)	8,788	(3,494,252)	18,304	—	—	—	(3,467,160)
Net change in unrealized appreciation/depreciation[2]	1,893,236	3,481,859	(1,196,255)	(3,091,701)	(467,823)	(275)	619,041
Purchases	1,794,401	944,595	1,366,330	—	—	—	4,105,326
Sales	(54,075)	(2,738,864)	(1,497,366)	—	—	—	(4,290,305)
Closing balance, as of May 31, 2012	$7,033,348	$6,606,528	$14,387,864	$5,993	$517,447	$1	$28,551,181

[1]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period value.
[2]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2012 was $2,466,395.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit
Contracts
Assets:
Opening balance, as of August 31, 2011	—
Transfers into Level 3[1]	—
Transfers out of Level 3[1]	—
Accrued discounts/premium	$(76,529)
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[3]	629,089
Purchases
Issues[4]	408,570
Sales	—
Settlements[5]	(332,041)
Closing balance, as of May 31, 2012	$629,089

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of May 31, 2012 was $629,089.
[4]	Issues represent upfront cash received on certain derivative financial instruments.
[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2012	19

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund V, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund V, Inc.

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund V, Inc.

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund V, Inc.

Date: July 25, 2012